Share-Based Payments (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Employee Stock Option [Member]
Summary of the share options granted and the activity
Number of options, Balance as of January 1,2010
Number of options, Granted on June 30,2010		3,000,000
Number of options, Granted on July 1,2010		80,000
Number of options, Granted on August 4,2010		700,000
Number of options, Cancelled		(600,000)
Number of options, Forfeited	600,000	(150,000)
Number of options, Balance		3,030,000
Number of options, Exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Weighted average exercise price, Granted on June 30,2010		$ 4.2
Weighted average exercise price, Granted on July 1,2010		$ 4.2
Weighted average exercise price, Granted on August 4,2010		$ 4.5
Weighted average exercise price, Cancelled		$ 4.5
Weighted average exercise price, Forfeited		$ 4.2
Weighted average exercise price, Balance		$ 4.21
Weighted average exercise price, Exercisable
Weighted average remaining contractual term		3 years 6 months
Weighted average remaining contractual term, Exercisable		0 years
Aggregate intrinsic value, Balance		$ 0
Aggregate intrinsic value, Exercisable